UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment []; Amendment Number: 1
This Amendment (Check only one.):      [x]  is a restatement.
                                       [ ]  adds new holdings
                                            entries

Institutional Investment Manager Filing this Report:

Name:     Affinity Wealth Management
Address:  1701 Lovering Avenue
          Wilmington, Delaware 19806


Form 13F File Number:  28-1902

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Simpson
Title:   Investment Associate
Phone:   (302)652-6767

Signature, Place, and Date of Signing:

/s/ Matthew Simpson               Wilmington, DE		 08/20/2008
----------------------------      -----------------------    -------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting' manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                             Form 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    81

Form 13F Information Table Value Total:  $108,809,000.00

List of Other Included Managers
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE


			                   Value Shares/	Invstmt
Name of Issuer	Title of class	CUSIP	   (x$1000)    Prn Amt	Dscretn
--------------- ---------------	-------     ---------    ---------

AIRGAS INC COM  	COM	009363102	280	4802	Sole
ALBEMARLE CORP C	COM	012653101	279	6987	Sole
ALLIANT ENERGY C	COM	018802108	274	8009	Sole
APPLE INC COM   	COM	037833100	206	1231	Sole
AVNET INC COM   	COM	053807103	200	7333	Sole
BERKLEY W R CORP	COM	084423102	207	8563	Sole
BORG WARNER INC 	COM	099724106	356	8015	Sole
CADENCE DESIGN S	COM	127387108	152	15020	Sole
CHARLES RIVER LA	COM	159864107	241	3771	Sole
CHEVRON CORP COM	COM	166764100	213	2151	Sole
CISCO SYSTEMS IN	COM	17275R102	320	13739	Sole
COLONIAL BANCGRO	COM	195493309	45	10227	Sole
CONOCOPHILLIPS C	COM	20825C104	340	3604	Sole
DANAHER CORP DEL	COM	235851102	218	2823	Sole
DENTSPLY INTL IN	COM	249030107	3332	90548	Sole
DU PONT E I DE N	COM	263534109	206	4796	Sole
DUN & BRADSTREET	COM	26483E100	306	3489	Sole
ENSCO INTERNATIO	COM	26874Q100	392	4853	Sole
ENVIROKARE TECH 	COM	29404N209	15	30000	Sole
EVEREST REINSURA	COM	G3223R108	236	2962	Sole
EXELON CORPORATI	COM	30161N101	354	3940	Sole
EXXON MOBIL CORP	COM	30231G102	966	10965	Sole
FOOT LOCKER INC 	COM	344849104	168	13477	Sole
GENERAL ELECTRIC	COM	369604103	487	18252	Sole
HARRIS CORP DEL 	COM	413875105	301	5963	Sole
HONEYWELL INTERN	COM	438516106	202	4016	Sole
IDACORP INC COM 	COM	451107106	241	8344	Sole
JOHNSON + JOHNSO	COM	478160104	549	8530	Sole
JTS CORP DELISTE	COM	465940104	0	11000	Sole
LINCOLN ELECTRIC	COM	533900106	331	4210	Sole
MARTIN COLOR-FI 	COM	573183100	0	55000	Sole
MCDONALDS CORP C	COM	580135101	282	5014	Sole
MDU RES GROUP IN	COM	552690109	356	10200	Sole
MICROSOFT CORP C	COM	594918104	312	11350	Sole
MOHAWK INDUSTRIE	COM	608190104	264	4119	Sole
NEWFIELD EXPLORA	COM	651290108	536	8218	Sole
OLD REPUBLIC INT	COM	680223104	208	17555	Sole
ONEOK INC CM (NE	COM	682680103	464	9503	Sole
PPL CORPORATION 	COM	69351T106	576	11015	Sole
PRICELINE.COM  I	COM	741503403	291	2521	Sole
PROCTER GAMBLE C	COM	742718109	327	5379	Sole
PROTECTIVE LIFE 	COM	743674103	250	6559	Sole
RAYMOND JAMES FI	COM	754730109	222	8408	Sole
REPUBLIC SERVICE	COM	760759100	290	9755	Sole
RPM INTERNATIONA	COM	749685103	256	12439	Sole
SIRIUS SATELLITE	COM	82966U103	27	14000	Sole
SONOCO PRODS CO 	COM	835495102	231	7456	Sole
SPX CORP COM    	COM	784635104	298	2259	Sole
TELEPHONE & DATA	COM	879433100	235	4978	Sole
THE HANOVER INSU	COM	410867105	275	6460	Sole
THOMAS & BETTS C	COM	884315102	257	6778	Sole
TIMKEN CO COM   	COM	887389104	262	7966	Sole
VERIZON COMMUNIC	COM	92343V104	331	9358	Sole
VISHAY INTERTECH	COM	928298108	205	23146	Sole
WARNACO GROUP IN	COM	934390105	0	22000	Sole
WELLS FARGO COMP	COM	949746101	203	8564	Sole
WILMINGTON TR CO	COM	971807102	230	8703	Sole
ISHARES MSCI EAF		464287465	7376	107416	Sole
ISHARES MSCI EME		464287234	3702	27276	Sole
ISHARES S&P 500 		464287309	10733	168155	Sole
ISHARES S&P 500 		464287408	9724	153380	Sole
ISHARES S&P MDCP		464287705	4877	65889	Sole
ISHARES S&P MIDC		464287606	7559	85398	Sole
ISHARES S&P SMAL		464287887	7519	58983	Sole
ISHARES S&P SMAL		464287879	3842	60333	Sole
BLACKROCK FDS IN		091929109	5552	142249	Sole
CGM TR FOCUS FUN		125325506	207	3365	Sole
DWS GLB/INTL FDS		233379759	2756	109599	Sole
DWS SECURITIES T		23337G845	4864	520719	Sole
JOHN HANCOCK RAI		47803U715	4046	190962	Sole
LORD ABBETT TAX 		543902407	51	10638	Sole
RAINIER INV MGMT		750869885	3150	75473	Sole
RAINIER INV MGMT		750869604	1585	44000	Sole
RAINIER INV MGMT		750869208	1679	47451	Sole
ROWE T PRICE MID		779556109	860	15967	Sole
ROYCE FD LOW PRI		780905808	254	17534	Sole
SELECTED AMERN S		816221105	2091	49297	Sole
SELECTED AMERN S		816221204	1875	44137	Sole
STRATTON FDS INC		863137105	3715	77138	Sole
UMB SCOUT FDS IN		904199403	2057	59266	Sole
VAN WAGONER FDS 		921280202	129	40992	Sole